ORGANIZATION AND BASIS OF PRESENTATION - Additional information (Details) ¥ in Thousands, $ in Thousands								1 Months Ended								12 Months Ended
	Dec. 01, 2020	Apr. 07, 2020 CNY (¥) shares	Nov. 13, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 10, 2018 CNY (¥) shares	Mar. 26, 2018 shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Mar. 31, 2022	Apr. 30, 2021 CNY (¥) shares	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020	Dec. 31, 2017 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024	Apr. 30, 2022	Dec. 31, 2021	Nov. 19, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 18, 2019 CNY (¥)
ORGANIZATION AND BASIS OF PRESENTATION
Contingently redeemable noncontrolling interests																¥ 1,746,987	¥ 2,015,657			¥ 1,850,116	$ 264,563	¥ 1,617,749
Common unit value authorized															¥ 1,009,000
Equity method investments																				415,463	59,410	428,842
Noncontrolling interests
ORGANIZATION AND BASIS OF PRESENTATION
Contingently redeemable noncontrolling interests																¥ 3,868,932	¥ 3,879,623			3,953,226	$ 565,304	3,898,139
Contingently redeemable noncontrolling Interest
ORGANIZATION AND BASIS OF PRESENTATION
Contingently redeemable noncontrolling interests																				¥ 0		¥ 0
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
ORGANIZATION AND BASIS OF PRESENTATION
Equity interest in equity method investment										99.99%										0.00%	0.00%	72.23%
Percentage of shares as consideration										2.05%
Guofu Huimei Investment Management Limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Equity method investments												¥ 746,000
ZR Group
ORGANIZATION AND BASIS OF PRESENTATION
Consideration to be made on acquisition of equity interest														¥ 521,396
Percentage of ownership in equity interest to be repurchased														75.00%
ZR Group | ZR ConcordHealthcare Investment Fund SP ("SP")
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred														¥ 7,500
Creditor's rights settled for acquisition of equity interest														¥ 166,299
ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Partners' capital account, contributions															¥ 746,001
Percentage of interest in partnership															73.93%
Percentage of equity interest withdrawn			77.18%
Consideration			¥ 421,730
Period of equity interest repurchased														4 years
Creditor's rights settled for acquisition of equity interest													¥ 97,106
Consideration for repurchase of equity interest														¥ 521,396
Annual premium percentage to be paid														15.00%
ZR Guofu | ZR ConcordHealthcare Investment Fund SP ("SP")
ORGANIZATION AND BASIS OF PRESENTATION
Consideration to be made on acquisition of equity interest														¥ 521,396
Shanghai Rongchi Medical Management Limited
ORGANIZATION AND BASIS OF PRESENTATION
Common unit value authorized																			¥ 695,305
The Group
ORGANIZATION AND BASIS OF PRESENTATION
Partners' capital account, contributions															¥ 262,999
Percentage of interest in partnership															26.07%
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Capital contributed																											¥ 34,540
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") | ZR ConcordHealthcare Investment Fund SP ("SP")
ORGANIZATION AND BASIS OF PRESENTATION
Creditor's rights settled for acquisition of equity interest				¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred																			388,500
Percentage of equity interest sold												100
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred																			182,100
Percentage of equity interest sold												90
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred																			¥ 106,500
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred					¥ 27,000
Percentage of equity interest sold																				78.34	78.34	56.77
Capital contributed | $																												$ 5,105
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.)
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest held after disposal	2.12%
Beijing Proton Medical Center Co., Ltd. ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired																				54.01%	54.01%
Percentage of equity interest sold												80
Tianjin Jiatai Group
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold					90
Redeemable noncontrolling interest, equity, common, carrying amount																													¥ 434,216
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.)
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest held after disposal																		49.44%
Percentage of equity interests acquired																	43.90%			32.17%	32.17%				46.56%
Noncontrolling interest, ownership percentage by noncontrolling owners	2.36%										5.28%												5.28%	5.28%
Guangzhou Concord Medical Cancer Hospital Co Ltd | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														70.00%
PTC Houston Management | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														59.51%
CCM Hospital Business | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														100.00%
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.)
ORGANIZATION AND BASIS OF PRESENTATION
Business acquisition, equity interest issued or issuable, number of shares | shares		38,888,888				40,000,000	60,000,000
Percentage of equity interest sold																				32.68	32.68	40.32
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | CITIC Industrial
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred		¥ 700,000
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest in partnership												78.31%
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred												¥ 182,100
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | CCIC Capital and Other Investor
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred						¥ 1,500,000
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | Beijing Proton Medical Center Co., Ltd. ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred												¥ 388,500
Percentage of equity interests acquired												55.00%
Concord Healthcare Group Co., Ltd. ("Concord Healthcare") (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) | Shanghai Meizhong Jiahe Cancer Center Co Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired												54.80%
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																			78.31%
Beijing Proton Medical Center Co., Ltd. ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																			55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																			54.80%
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																			28.77%
Investors 2021
ORGANIZATION AND BASIS OF PRESENTATION
Business acquisition, equity interest issued or issuable, number of shares | shares											18,805,826
Business combination, consideration transferred											¥ 400,000
CHS
ORGANIZATION AND BASIS OF PRESENTATION
Percentage interest shares																										90.00%
Percentage of remaining interest disposed subsequently																										10.00%
Concord Healthcare
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred								¥ 300,000	$ 42,254
Percentage of interest held after disposal																42.09%	43.90%
Percentage interest shares								4.17%	4.17%